Property, Plant, and Equipment (Details PPE) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 38,912	$ 39,039
Accumulated depreciation and amortization		(10,484)	(9,460)
Property, plant, and equipment - net		28,428	29,579
Depreciation and amortization expenses		1,407	1,382	$ 967
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 20,413	20,789
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	40 years
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 412	1,366
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 2,202	2,170
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	2 years
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 12,692	12,189
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[1]	1.20%
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[1]	6.97%
Regulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 1,603	941
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 1,590	1,584
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Property, Plant, and Equipment, Depreciation Rate	[1]	1.35%
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Property, Plant, and Equipment, Depreciation Rate	[1]	33.33%
Regulated [Member] | Acquisition Adjustment Of Regulated Facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Plant Acquisition Adjustments for Intangible Utility Plants		$ 665	$ 706
Period of straight-line amortization		40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2016. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.